Income taxes - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Tax expense	€ 18,052	€ 20,116
Italian corporate income tax expense (IRES)	16,409	18,826
Italian regional income tax expense (IRAP)	€ 1,643	€ 1,290
Average effective tax rate	38.80%	29.60%
Tax expense (income), increase in tax rate to non-deductible costs	€ 3,877	€ 28,266
Parent Company
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	5.60%	5.60%
Other Italian Entities
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	3.90%	3.90%